Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of June 30, 2026	As of December 31, 2025
Product development related expenses	10,478	13,156
Personnel related expenses	3,684	4,491
General and administration related expenses	1,161	1,385
Other payables	1,347	935
Total	16,670	19,967